Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
Note 10. Share-Based Compensation
The Company recognizes compensation expense for all share-based compensation awarded to employees, net of forfeitures, using a fair value-based method. The grant-date fair value of each award is amortized to expense on a straight-line basis over the award’s vesting period. Compensation expense associated with share-based awards is included in salaries and related costs and selling, general and administrative expenses in the accompanying consolidated statements of operations, depending on whether the award recipient is a clinic-level or corporate employee, respectively. Share-based compensation expense is adjusted for forfeitures as incurred.
Wilco Acquisition, LP 2016 Equity Incentive Plan
Prior to the Business Combination, Wilco Acquisition was the parent company of Wilco Holdco, Inc. and its subsidiaries. In 2016, the Company adopted the Wilco Acquisition, LP 2016 Equity Incentive Plan (the “2016 Plan”) under which, prior to the Business Combination, it granted profit interests of Wilco Acquisition in the form of Incentive Common Units, to members of management, key employees and independent directors of Wilco Acquisition and its subsidiaries.
Service-based vesting
Prior to the Business Combination, Wilco Acquisition granted Incentive Common Units, subject to service-based vesting, to members of management, key employees and independent directors. Following the closing of the Business Combination, holders of service-based ICUs were entitled to a distribution of a number of Class A common shares of ATI Physical Therapy, Inc. based on the distribution priorities under the Wilco Acquisition limited partnership agreement. The shares related to vested service-based ICUs were distributed as unrestricted Class A common shares of ATI. The shares related to unvested service-based ICUs were distributed as restricted Class A common shares of ATI eligible to vest over the shorter of: (a) the existing vesting schedule applicable to the underlying ICUs, or (b) in installments on each quarterly anniversary of the closing over three years post-closing, subject to the grantee’s continued service through each vesting date.
Pursuant to the 2016 Plan, total share-based compensation expense related to service-based awards recognized in the years ended December 31, 2021, 2020 and 2019 was $2.7 million, $1.9 million and $1.8 million, respectively.
For the year ended December 31, 2021, 0.4 million shares distributed to holders of service-based ICUs vested, and forfeitures related to shares distributed to holders of service-based ICUs were immaterial. There were no service-based awards granted under the 2016 Plan during the year ended December 31, 2021.
As of December 31, 2021, the remaining unvested restricted shares distributed to holders of service-based ICUs totaled 0.3 million Class A common shares, with unrecognized compensation expense of $1.8 million to be recognized over a weighted-average period of 2.3 years.
Performance-based vesting
Prior to the Business Combination, Wilco Acquisition granted Incentive Common Units, subject to performance-based vesting, to members of management, key employees and independent directors. Following the closing of the Business Combination, holders of performance-based ICUs were entitled to a distribution of a number of Class A common shares of ATI Physical Therapy, Inc. based on the distribution priorities under the Wilco Acquisition limited partnership agreement. The shares related to performance-based ICUs were distributed to holders as restricted Class A common shares of ATI eligible to vest in installments on each quarterly anniversary of the closing over the shorter of: (a) the eight-year period from the original grant date of the underlying ICUs, or (b) three years post-closing, subject to the grantee’s continued service through each vesting date.
Based on the terms of the performance-based ICUs, commencement of vesting is generally contingent upon the occurrence of certain events, such as a change-in-control
subject to the achievement of specified investment returns of certain Wilco Acquisition unit holders, or an initial public offering (“IPO”). Under the terms of the award agreements, in the event of an IPO, the performance-based vesting requirements convert to service-based vesting requirements. The performance-based awards follow the treatment of an IPO as a result of the Business Combination and, therefore, converted to service-based vesting requirements.
Prior to the Business Combination, no share-based compensation expense was recognized related to the performance-based awards, as a change-in-control
or IPO cannot be assessed as probable prior to its occurrence. Following the closing of the Business Combination, the Company began recognizing share-based compensation expense associated with the performance-based awards. Recognition of such expense follows a straight-line expense allocation based on the original grant date and the shorter of (a) the eight-year period from the original grant date of the underlying ICUs, or (b) three years post-closing of the Business Combination. For the year ended December 31, 2021, the Company recognized $2.5 million of share-based compensation expense related to the performance-based awards.
For the year ended December 31, 2021, 0.4 million shares distributed to holders of performance-based ICUs vested, and 0.3 million shares distributed to holders of performance-based ICUs were forfeited. There were no performance-based awards granted under the 2016 Plan during the year ended December 31, 2021.
As of December 31, 2021, the remaining unvested restricted shares distributed to holders of performance-based ICUs totaled 0.5 million shares, with unrecognized compensation expense of $1.5 million to be recognized over a weighted-average period of 2.4 years.
Unallocated and forfeited Incentive Common Units
ATI and Wilco Acquisition intend to cancel approximately 0.6 million Class A common shares of ATI received by Wilco Acquisition in connection with the Business Combination in respect of the remaining unallocated ICU pool. ATI intends to amend, subject to stockholder approval, the ATI Physical Therapy 2021 Equity Incentive Plan (the “2021 Plan”) to increase the share reserve by approximately 0.6 million Class A common shares of ATI.
If any restricted shares of ATI are forfeited following the closing of the Business Combination and prior to vesting, such shares will be cancelled and ATI intends to amend the 2021 Plan to permit such shares to be reissued as awards under the 2021 Plan.
ATI 2021 Equity Incentive Plan
The Company adopted the ATI Physical Therapy 2021 Equity Incentive Plan under which it may grant equity interests of ATI Physical Therapy, Inc., in the form of stock options, stock appreciation rights, restricted stock awards and restricted stock units, to members of management, key employees and independent directors of the Company and its subsidiaries. The Compensation Committee is authorized to make grants and to make various other decisions under the 2021 Plan. The maximum number of shares reserved for issuance under the 2021 Plan is approximately 20.7 million. As of December 31, 2021, approximately 19.0 million shares were available for future grant.
Stock options
The Company grants stock options to members of management, key employees and independent directors. Stock options typically vest in equal annual installments over a service period ranging from three to four years from the date of grant, depending on the term of the agreement. All options have a maximum term of 10 years from the date of grant and may be exercised for one share of Class A common stock.
Pursuant to the 2021 Plan, total share-based compensation expense related to stock options recognized in the year ended December 31, 2021 was approximately $0.1 million. No share-based compensation expense was recognized in the years ended December 31, 2020 and 2019 related to stock options.

The following table summarizes the activity of stock options for the year ended December 31, 2021 (aggregate intrinsic value in thousands):

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding, January 1, 2021	—	$—	—	$—
Granted	774,796	3.41	N/A	N/A
Exercised	—	—	N/A	—
Forfeited/Cancelled	—	—	N/A	N/A
Outstanding, December 31, 2021	774,796	$3.41	9.9	$9
Exercisable, December 31, 2021	—	$—	—	$—
The fair values of each stock option granted was determined using the Black-Scholes option-pricing model. The following weighted-average assumptions were used for the options granted in 2021. As the Company does not have sufficient historical share option exercise experience for such “plain-vanilla” awards, the expected option term was determined using the simplified method, which is the average of the option’s vesting and contractual term. Volatility is measured using the historical volatility of certain comparable companies, using daily log-returns
of stock prices, as adjusted for the impact of financial leverage. The risk-free interest rate reflects the U.S. Treasury yield curve in effect at the time of the grant. No stock options were granted under the 2021 Plan during the years ended December 31, 2020 and 2019.

2021
Weighted-average grant-date fair value	$1.69
Risk-free interest rate	1.45%
Term (years)	6.0
Volatility	51.67%
Expected dividend	—%
As of December 31, 2021, the unrecognized compensation expense related to stock options was $1.2 million, to be recognized over a weighted-average period of 2.9 years.
Restricted stock units
The Company grants restricted stock units (“RSUs”) to members of management, key employees and independent directors. RSUs are time-based vesting awards and are subject to the continued service of the employee or non-employee
director over the vesting period. RSUs typically vest in equal annual installments over one to three years from the date of grant, based on the terms of the agreement. The fair value of RSUs was based on the price of the Company’s common stock on the grant date.
Pursuant to the 2021 Plan, total share-based compensation expense related to RSUs recognized in the year ended December 31, 2021 was $0.1 million. No share-based compensation expense was recognized in the years ended December 31, 2020 and 2019 related to RSUs.
The following table summarizes the activity of unvested RSUs and the respective weighted-average grant date fair value per RSU for the year ended December 31, 2021. No RSUs were outstanding for the years ended December 31, 2020 and 2019.

	2021
	RSUs	Weighted-Average Grant Date Fair Value
Outstanding and unvested, beginning of year	—	$—
Granted	404,235	3.41
Vested	—	—
Forfeited	—	—

Outstanding and unvested, end of year	404,235	$3.41

As of December 31, 2021, the unrecognized compensation expense related to RSUs was $1.3 million, to be recognized over a weighted-average period of 2.5 years.
Restricted stock awards
The Company grants restricted stock awards (“RSAs”) to members of management and key employees. RSAs are time-based vesting awards and are subject to the continued service of the employee over the vesting period. RSAs typically vest in equal quarterly installments over a service period of 3 years from the grant date. The vesting start date for the RSAs granted in 2021 is the Closing Date. The fair value of restricted stock was based on the price of the Company’s common stock on the grant date.
Pursuant to the 2021 Plan, total share-based compensation expense related to RSAs recognized in the year ended December 31, 2021 was $0.4 million. No share-based compensation expense was recognized in the years ended December 31, 2020 and 2019 related to RSAs.
The following table summarizes the activity of unvested RSAs and respective weighted-average grant date fair value per RSA for the year ended December 31, 2021. No RSAs were outstanding for the years ended December 31, 2020 and 2019.

	2021
	RSAs	Weighted-Average Grant Date Fair Value
Outstanding and unvested, beginning of year	—	$—
Granted	557,334	3.42
Vested	(105,473)	3.42
Forfeited	(4,130)	3.42

Outstanding and unvested, end of year	447,731	$3.42

As of December 31, 2021, the unrecognized compensation expense related to RSAs was $1.5 million, to be recognized over a weighted-average period of 2.5 years.